Share-Based Compensation - Changes in stock options granted under the plans (Details) - 2017 Plan	12 Months Ended
	Dec. 31, 2024 Option $ / shares	Dec. 31, 2023 Option $ / shares	Dec. 31, 2022 Option $ / shares
Share-Based Compensation
Number of options, Outstanding	1,839,977	1,894,127	2,001,822
Number of options, Forfeited	(310,780)	(54,150)	(64,746)
Number of options, Exercised	(13,077)		(42,949)
Number of options, Outstanding	1,516,120	1,839,977	1,894,127
Number of options, exercisable	1,516,120
Options available for granting in future periods	643,335
Weighted average exercise price per share, Outstanding | $ / shares	$ 10.35	$ 10.34	$ 10.31
Weighted average exercise price per share, Forfeited | $ / shares	10.32	10.2	11.17
Weighted average exercise price per share, Exercised | $ / shares	7.44		7.44
Weighted average exercise price per share, Outstanding | $ / shares	10.44	$ 10.35	10.34
Weighted average share price | $ / shares	$ 7.29		$ 8.49